Taxation - Unrecognized Deferred Tax Assets (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Abstract]
Accelerated capital deductions	$ 337,722	$ 337,722
Pre-trading capital expenses	50,969,421	27,962,303
Pre-trading tax losses	42,875,733	40,283,744
Unrecognized deferred tax assets	$ 94,182,876	$ 68,583,769